SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented unless otherwise stated.

a.	Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

b.	Basis of preparation of the interim consolidated financial statements:

The interim condensed consolidated financial statements for the six months ended June 30, 2019 have been prepared in accordance with IAS 34 "Interim Financial Reporting".

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual financial statements as of December 31, 2018 that were included in the Annual Report on Form 20-F filed on March 25, 2019.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2018 that were included in the Annual Report on Form 20-F filed on March 25, 2019, except than the changes discussed below.

c.	Changes in significant accounting policies:

IFRS 16, "Leases" ("the new Standard") replaces IAS 17, Leases and its related interpretations. The standard's instructions supersede IAS 17 requirement from lessees to classify leases as operating or finance leases. The new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize a right-of-use asset and a lease liability in its financial statements.

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

In the event of change in variable lease payments that are CPI-linked, lessees are required to re-measure the lease liability and record the effect of the re-measurement as an adjustment to the carrying amount of the right-of-use asset.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will exercise or not exercise the option, respectively.

The right-of-use asset is subsequently depreciated in a similar way to other assets such as tangible assets, i.e. typically in a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the lease.

Commencing January 1, 2019, the Company implements the Modified retrospective approach of the Standard. As for the measurement of the right-of-use asset, the Company chose to apply the alternative of recognize the asset in an amount equal to the lease liability, with certain adjustments.

At the initial application date, the Company recognized a lease liability in the amount of about $2,522 under Long term debt and current maturity, according to the present value of the future lease payments discounted using the Company's incremental interest rate at that date, and concurrently recognized a right-of-use asset in the same amount with certain adjustments. The Company's incremental interest rates used for measuring the lease liability are in the range of 0.1% to 6.7%. Depreciation is calculated on a straight-line basis over the remaining contractual lease period.

In the first six months of 2019, the Company recognized depreciation expenses in the amount of $280 in respect of amortization of the right-of-use asset and $68 finance expenses in respect of the lease liability, in place of the lease expenses in the amount of $312 which would have been recorded according to the previous standard.

d.	Reclassification:

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net loss, shareholders’ equity or cash flows.